BORROWING - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 83,620	$ 81,386
Proceeds from borrowings			$ 78,061
Principal and interest payments	(7,507)	(9,701)	(6,246)
Interest expense	39,103	11,935	9,571
Ending balance	115,216	83,620	81,386
Payable in respect of intangible assets purchase
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,480	24,746
Principal and interest payments	(11,123)	(8,500)
Addition during the year			22,288
Interest expense	1,800	4,234	2,458
Ending balance	11,157	20,480	24,746
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,192	5,517	3,815
Principal and interest payments	(2,010)	(2,107)	(1,802)
Addition during the year	5,003	385	2,930
Interest expense	430	355	406
Foreign exchange movement	(140)	42	168
Ending balance	$ 7,475	$ 4,192	$ 5,517